SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2024
Supplemental Cash Flow Information
SUPPLEMENTAL CASH FLOW INFORMATION
15.	SUPPLEMENTAL CASH FLOW INFORMATION
There were no non-cash transactions during the year ended December 31, 2024, 2023 and 2022.